Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Pay for PEO(1)(2)	Compensation Actually Paid to PEO	Average Summary Compensation Table Pay for Non-PEO Named Executive Officers(1)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3)(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(5)	Net Income(6)	Adjusted OIBDA(6)(7)
2022	$7,814,576	$4,038,555	$2,998,036	$1,433,928	$67	$81	$147,900	$472,400
2021	9,324,031	11,333,186	3,752,521	4,545,043	102	116	35,600	340,300
2020	5,541,493	3,970,469	2,259,925	1,597,897	74	115	(61,000)	233,300

Company Selected Measure Name	Adjusted OIBDA
Named Executive Officers, Footnote [Text Block]	For each year shown, the Chief Executive Officer, or principal executive officer (“PEO”) was Mr. Male and the other, non-PEO NEOs (“Other NEOs”) were Messrs. Siegel, Sriubas, Punter and Sauer.
PEO Total Compensation Amount	$ 7,814,576	$ 9,324,031	$ 5,541,493
PEO Actually Paid Compensation Amount	$ 4,038,555	11,333,186	3,970,469
Adjustment To PEO Compensation, Footnote [Text Block]	In accordance with the SEC rules, the “Actual Pay” reflected in this column is computed by (i) subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then, (ii) adding the fair value as of the end of the fiscal year of awards granted during the year that are outstanding and unvested as of the end of the year, (iii) adding the change in fair value from the last day of the prior year to the last day of the reported year of equity awards that are outstanding and unvested, (iv) adding the change in fair value of awards (or portion thereof) that vested in the reported year as of the vesting date, compared to the fair value from the last day of the prior year, (v) adding the value of accrued dividends paid in the reporting year, (vi) subtracting the fair value as of the last day of the prior year of equity awards that forfeited during the reported year. Fair values of awards are computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company’s financial statements completed according to the U.S. generally accepted accounting principle (“GAAP”). Actual pay for our PEO and average actual pay for our Other NEOs was computed as follows for the years shown below:

	2022		2021		2020
	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
SCT total	7,814,576	2,998,036	9,324,031	3,752,521	5,541,493	2,259,925
Minus SCT “Stock Awards” column value	(3,999,975)	(1,524,972)	(5,116,173)	(2,168,188)	(3,499,968)	(1,349,964)
Plus the fair value as of end of fiscal year of awards granted during year that are outstanding and unvested as of end of year	2,810,841	1,071,640	7,235,859	3,070,070	2,235,043	862,073
Plus the change in fair value from last day of prior year to last day of year of equity awards that are outstanding and unvested	(2,482,340)	(1,068,182)	640,572	229,111	(1,239,376)	(394,690)
Plus the change in fair value from last day of prior year to vesting date of unvested equity awards that vested during year	(242,229)	(90,918)	299,099	92,844	549,482	116,710
Plus the value of accrued dividends paid in the reporting year	137,682	48,324	290,832	85,930	383,795	103,843
Minus fair value at last day of prior year of equity awards forfeited during year	—	—	(1,341,034)	(517,245)	—	—
Total Compensation Actually Paid	4,038,555	1,433,928	11,333,186	4,545,043	3,970,469	1,597,897

Non-PEO NEO Average Total Compensation Amount	$ 2,998,036	3,752,521	2,259,925
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,433,928	4,545,043	1,597,897
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	In accordance with the SEC rules, the “Actual Pay” reflected in this column is computed by (i) subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then, (ii) adding the fair value as of the end of the fiscal year of awards granted during the year that are outstanding and unvested as of the end of the year, (iii) adding the change in fair value from the last day of the prior year to the last day of the reported year of equity awards that are outstanding and unvested, (iv) adding the change in fair value of awards (or portion thereof) that vested in the reported year as of the vesting date, compared to the fair value from the last day of the prior year, (v) adding the value of accrued dividends paid in the reporting year, (vi) subtracting the fair value as of the last day of the prior year of equity awards that forfeited during the reported year. Fair values of awards are computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company’s financial statements completed according to the U.S. generally accepted accounting principle (“GAAP”). Actual pay for our PEO and average actual pay for our Other NEOs was computed as follows for the years shown below:

	2022		2021		2020
	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
SCT total	7,814,576	2,998,036	9,324,031	3,752,521	5,541,493	2,259,925
Minus SCT “Stock Awards” column value	(3,999,975)	(1,524,972)	(5,116,173)	(2,168,188)	(3,499,968)	(1,349,964)
Plus the fair value as of end of fiscal year of awards granted during year that are outstanding and unvested as of end of year	2,810,841	1,071,640	7,235,859	3,070,070	2,235,043	862,073
Plus the change in fair value from last day of prior year to last day of year of equity awards that are outstanding and unvested	(2,482,340)	(1,068,182)	640,572	229,111	(1,239,376)	(394,690)
Plus the change in fair value from last day of prior year to vesting date of unvested equity awards that vested during year	(242,229)	(90,918)	299,099	92,844	549,482	116,710
Plus the value of accrued dividends paid in the reporting year	137,682	48,324	290,832	85,930	383,795	103,843
Minus fair value at last day of prior year of equity awards forfeited during year	—	—	(1,341,034)	(517,245)	—	—
Total Compensation Actually Paid	4,038,555	1,433,928	11,333,186	4,545,043	3,970,469	1,597,897

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Financial Performance Measures
Adjusted OIBDA
AFFO
Relative TSR(1)

Total Shareholder Return Amount	$ 67	102	74
Peer Group Total Shareholder Return Amount	81	116	115
Net Income (Loss)	$ 147,900,000	$ 35,600,000	$ (61,000,000)
Company Selected Measure Amount	472,400,000	340,300,000	233,300,000
PEO Name	Mr. Male
Additional 402(v) Disclosure [Text Block]	The values reflected in this column reflect the “Total” compensation set forth in the 2022 Summary Compensation Table (“SCT”) . See the footnotes to the SCT for further detail regarding the amounts in this column.The PRSU portion of the one-time long-term equity incentive awards granted to the PEO and Other NEOs in 2021 had an estimated grant date fair value of $28.54 as of February 20, 2021, and a total fair value of $44.21 based on the probable outcome of the performance conditions as of December 31, 2021.Reflects the cumulative TSR of the Company and the cumulative TSR of the Standard & Poor’s 500 (“S&P 500”) Media Industry Index, as applicable, for the year ended December 31, 2020, the two-years ended December 31, 2021 and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.Amounts in thousands.Relative TSR is included above solely due to the fact that one-time equity awards, comprised of TRSUs and PRSUs, were granted to the PEO and Other NEOs in February 2021. See “—Compensation Discussion and Analysis—Performance-Based Compensation—Long-Term Equity Incentive Compensation” for more information about the one-time equity awards.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted OIBDA
Non-GAAP Measure Description [Text Block]	The SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (that is not TSR or net income) used by the Company to link the “Actual Pay” of our NEOs for the most recently completed fiscal year to our performance. We selected Adjusted OIBDA as this measure for 2022. Adjusted OIBDA is a non-GAAP measure. For reconciliations of operating income to Adjusted OIBDA referenced throughout this section, see the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Key Performance Indicators—Reconciliation of Non-GAAP Financial Measures,” on pages 44-45 of our Annual Report on Form 10-K for the year ended December 31, 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	AFFO
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR(1)
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,999,975)	$ (5,116,173)	$ (3,499,968)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,810,841	7,235,859	2,235,043
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,482,340)	640,572	(1,239,376)
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(242,229)	299,099	549,482
PEO [Member] | Equity Awards, Value Of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	137,682	290,832	383,795
PEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,341,034)	0
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,524,972)	(2,168,188)	(1,349,964)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,071,640	3,070,070	862,073
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,068,182)	229,111	(394,690)
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(90,918)	92,844	116,710
Non-PEO NEO [Member] | Equity Awards, Value Of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	48,324	85,930	103,843
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (517,245)	$ 0